FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Of Assets
Financial assets		¥ 46,699,433
Financial liabilities		127,852,937
The Group
Fair Value Measurement Of Assets
Financial assets	¥ 36,222,681
Financial liabilities	125,823,318
The Group | At carrying amounts
Fair Value Measurement Of Assets
Financial assets	204,718	261,156
Financial liabilities	55,048,445	41,058,764
The Group | At carrying amounts | Financial liabilities included in other non-current liabilities
Fair Value Measurement Of Assets
Financial liabilities	841,059	769,061
The Group | At carrying amounts | Long-term interest-bearing loans and borrowings
Fair Value Measurement Of Assets
Financial liabilities	54,207,386	40,289,703
The Group | At carrying amounts | Other non-current assets
Fair Value Measurement Of Assets
Financial assets	204,718	261,156
The Group | At fair values
Fair Value Measurement Of Assets
Financial assets	182,132	242,567
Financial liabilities	54,023,581	40,136,080
The Group | At fair values | Financial liabilities included in other non-current liabilities
Fair Value Measurement Of Assets
Financial liabilities	816,529	660,688
The Group | At fair values | Long-term interest-bearing loans and borrowings
Fair Value Measurement Of Assets
Financial liabilities	53,207,052	39,475,392
The Group | At fair values | Other non-current assets
Fair Value Measurement Of Assets
Financial assets	¥ 182,132	¥ 242,567